Filed pursuant to
Rule 497(e) under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST
SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER GLOBAL SERIES TRUST

Supplement dated November 3, 2006 to
Prospectuses dated August 30, 2006

This supplement is being issued to rescind the change to the Prospectuses for the Schroder Strategic Bond Fund described by the Supplement to the Prospectuses dated October 24, 2006.